Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Communication Services: 16.7%
97,000	(1)	Mail.ru Group Ltd. GDR	$ 2,559,221	3.5
406,000		Mobile TeleSystems PJSC ADR	3,597,160	4.9
105,000	(1)	Yandex NV	6,041,700	8.3
			12,198,081	16.7

		Consumer Staples: 6.0%
117,000		X5 Retail Group N.V. - FIVEL GDR	4,391,007	6.0

		Energy: 17.2%
350,000		Gazprom Neft JSC	1,522,833	2.1
1,160,000		Gazprom PJSC	2,852,907	3.9
46,600		Lukoil PJSC ADR	3,190,702	4.4
4,000		Lukoil PJSC	274,660	0.4
13,300		Novatek PJSC GDR	1,937,775	2.6
80,000		Novatek PJSC	1,181,357	1.6
215,000		Tatneft PJSC	1,603,945	2.2
			12,564,179	17.2

		Financials: 10.6%
280,000	(2)	Halyk Savings Bank of Kazakhstan JSC GDR	3,124,839	4.3
1,050,000		Sberbank of Russia PJSC	3,144,001	4.3
120,000		Sberbank PAO ADR	1,430,400	2.0
			7,699,240	10.6

		Information Technology: 11.6%
17,000	(1)	EPAM Systems, Inc.	4,931,360	6.7
184,000		QIWI plc ADR	3,553,040	4.9
			8,484,400	11.6

		Materials: 27.1%
390,000		Evraz PLC	1,444,157	2.0
510,000	(1)	Kinross Gold Corp.	4,759,416	6.5
24,700		MMC Norilsk Nickel OJSC	6,541,701	8.9
30,000		MMC Norilsk Nickel PJSC ADR	791,100	1.1
110,000		PhosAgro OJSC GDR	1,300,402	1.8
40,000		PhosAgro PJSC	1,451,703	2.0
142,500		Polymetal International PLC	3,524,911	4.8
			19,813,390	27.1

		Utilities: 5.0%
70,000,000		OGK-4 OJSC	2,674,937	3.7
93,217,789		RusHydro JSC	956,297	1.3
			3,631,234	5.0

	Total Common Stock
	(Cost $50,457,944)		68,781,531	94.2

PREFERRED STOCK: 3.8%
		Energy: 3.8%
380,000		Tatneft	2,763,447	3.8

	Total Preferred Stock
	(Cost $1,063,922)		2,763,447	3.8

	Total Long-Term Investments
	(Cost $51,521,866)		71,544,978	98.0

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.2%
184,809	(3)	Citigroup, Inc., Repurchase Agreement dated 07/31/20, 0.07%, due 08/03/20 (Repurchase Amount $184,810, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $188,505, due 08/06/20-02/15/50)
		(Cost $184,809)	184,809	0.2

	Mutual Funds: 0.7%
494,760	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.060%
	(Cost $494,760)	494,760	0 .7

	Total Short-Term Investments
	(Cost $679,569)	679,569	0.9

	Total Investments in Securities (Cost $52,201,435)	$ 72,224,547	98.9
	Assets in Excess of Other Liabilities	827,230	1.1
	Net Assets	$ 73,051,777	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of July 31, 2020.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,638,860	$2,559,221	$–	$12,198,081
Consumer Staples	–	4,391,007	–	4,391,007
Energy	3,190,702	9,373,477	–	12,564,179
Financials	1,430,400	6,268,840	–	7,699,240
Information Technology	8,484,400	–	–	8,484,400
Materials	5,550,516	14,262,874	–	19,813,390
Utilities	–	3,631,234	–	3,631,234
Total Common Stock	28,294,878	40,486,653	–	68,781,531
Preferred Stock	–	2,763,447	–	2,763,447
Short-Term Investments	494,760	184,809	–	679,569
Total Investments, at fair value	$28,789,638	$43,434,909	$–	$72,224,547

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $52,435,950.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,542,461
Gross Unrealized Depreciation	(759,160)
Net Unrealized Appreciation	$19,783,301